Note 38 - Dividend Income	12 Months Ended
Dec. 31, 2019
Dividend income Abstract
Dividend Income

38. Dividend income

The balances for this heading in the accompanying consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 39), as can be seen in the breakdown below:

Dividend income (Millions of Euros)
	2019	2018	2017
Dividends from:
Non-trading financial assets mandatorily at fair value through profit or loss	26	19	145
Financial assets at fair value through other comprehensive income	136	138	188
Total	162	157	334